SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

Translation of amounts from SGD into US$ has been made at the following exchange rates for the financial years ended December 31, 2025, 2024 and 2023:

	Financial Years Ended December 31,
	2025	2024	2023

Year-end SGD:US$ exchange rate	1.2842	1.3581	1.3434
Annual average SGD:US$ exchange rate	1.3102	1.3342	1.3181

Translation of amounts from MYR into US$ has been made at the following exchange rates for the financial years ended December 31, 2025, 2024 and 2023:

	Financial Years Ended December 31,
	2025	2024	2023

Year-end MYR:US$ exchange rate	4.0524	4.4704	4.5524
Annual average MYR:US$ exchange rate	4.2957	4.5849	4.83713

SCHEDULE OF PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date beginning when the assets are placed in service and after taking into account their estimated residual values:

Expected useful life
Leasehold factory premise	42 years
Leasehold improvement	3-5 years
Tools and equipment	3-8 years
Furniture, fixtures and fittings	5-8 years
Office equipment	5-7 years
Computer equipment	3 years
Motor vehicles	5-10 years
Machinery and equipment	7 years